Statements of changes in equity - AUD ($) $ in Millions		Parent Entity Total equity attributable to owners of WBC		Parent Entity Share capital	Parent Entity Reserves	Parent Entity Retained profits		Parent Entity	Total equity attributable to owners of WBC		Share capital	Reserves	Retained profits		NCI	Total
Impact on adoption of new accounting standards									$ (725)			$ 2	$ (727)			$ (725)
Restated opening balance									63,796		$ 35,561	1,079	27,156		$ 52	63,848
Balance at Sep. 30, 2018									64,521		35,561	1,077	27,883		52	64,573
Net profit									6,784				6,784		6	6,790
Net other comprehensive income/(expense)									(164)			122	(286)		2	(162)
Total comprehensive income/(expense) for the year									6,620			122	6,498		8	6,628
Transactions in capacity as equity holders
Dividends on ordinary shares	[1]								(6,466)				(6,466)			(6,466)
Dividend reinvestment plan									1,489		1,489					1,489
Other equity movements
Share-based payment arrangements									108			108				108
Purchase of shares									(33)		(33)					(33)
Net acquisition of treasury shares									(62)		(62)					(62)
Other									2			2			(7)	(5)
Total contributions and distributions									(4,962)		1,394	110	(6,466)		(7)	(4,969)
Balance at Sep. 30, 2019		$ 56,838		$ 36,933	$ 1,338	$ 18,567			65,454		36,955	1,311	27,188		53	65,507
Net profit		2,658				2,658		$ 2,658	2,290				2,290		2	2,292
Net other comprehensive income/(expense)		11			160	(149)		11	1			155	(154)		(3)	(2)
Total comprehensive income/(expense) for the year		2,669			160	2,509		2,669	2,291			155	2,136		(1)	2,290
Transactions in capacity as equity holders
Share issuances		2,751		2,751					2,751		2,751					2,751
Dividends on ordinary shares		(2,792)	[2]			(2,792)	[2]		(2,791)	[1]			(2,791)	[1]		(2,791)	[1]
Dividend reinvestment plan		273		273				273	273		273					273
Other equity movements
Share-based payment arrangements		78			78			78	78			78				78
Purchase of shares		(29)		(29)					(29)		(29)					(29)
Net acquisition of treasury shares		(46)		(46)					(10)		(10)					(10)
Other		6		6					6		6				(1)	5
Total contributions and distributions		241		2,955	78	(2,792)			278		2,991	78	(2,791)		(1)	277
Balance at Sep. 30, 2020		59,748		39,888	1,576	18,284		59,748	68,023		39,946	1,544	26,533		51	68,074
Impact from a change in accounting policy	[3]	(34)				(34)			(40)				(40)			(40)
Restated opening balance		59,714		39,888	1,576	18,250			67,983		39,946	1,544	26,493		51	68,034
Net profit		4,613				4,613		4,613	5,458				5,458		5	5,463
Net other comprehensive income/(expense)		584			486	98		584	713			604	109		(1)	712
Total comprehensive income/(expense) for the year		5,197			486	4,711		5,197	6,171			604	5,567		4	6,175
Transactions in capacity as equity holders
Dividends on ordinary shares		(3,247)	[2]			(3,247)	[2]		(3,247)	[1]			(3,247)	[1]		(3,247)	[1]
Dividend reinvestment plan		401		401				401	401		401					401
Dividend reinvestment plan underwrite		719		719					719		719					719
Other equity movements
Share-based payment arrangements		86			86			86	86			86				86
Purchase of shares		(28)		(28)					(28)		(28)					(28)
Net acquisition of treasury shares		(43)		(43)					(43)		(43)					(43)
Other									(7)			(7)			2	(5)
Total contributions and distributions		(2,112)		1,049	86	(3,247)			(2,119)		1,049	79	(3,247)		2	(2,117)
Balance at Sep. 30, 2021		$ 62,799		$ 40,937	$ 2,148	$ 19,714		$ 62,799	$ 72,035		$ 40,995	$ 2,227	$ 28,813		$ 57	$ 72,092

[1]	2021 consisted of 2021 interim dividend of 58 cents per share ($2,127 million) and 2020 final dividend of 31 cents per share ($1,120 million) (2020: 2019 final dividend of 80 cents per share ($2,791 million), 2019: 2019 interim dividend of 94 cents per share ($3,239 million) and 2018 final dividend of 94 cents per share ($3,227 million)), all fully franked at 30%.
[2]	2021 consisted of 2021 interim dividend of 58 cents per share ($2,127 million) and 2020 final dividend of 31 cents per share ($1,120 million) (2020: 2019 final dividend of 80 cents per share ($2,791 million)), all fully franked at 30%.
[3]	Refer to Note 1 for further details.